Business segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Business segments
Business segments
The Company’s operations are divided into the following two operating segments, which are our reportable segments: Drilling & Subsea ("D&S") and Production & Infrastructure ("P&I"). The D&S segment designs and manufactures products and provides related services to the subsea, drilling, well construction, completion and intervention markets. The Company’s P&I segment designs and manufactures products and provides related equipment and services to the well stimulation, completion, production and infrastructure markets.
The Company’s reportable segments are strategic units that offer distinct products and services. They are managed separately since each business segment requires different marketing strategies. Operating segments have not been aggregated as part of a reportable segment. The Company evaluates the performance of its reportable segments based on operating income. This segmentation is representative of the manner in which our Chief Operating Decision Maker ("CODM") and our Board of Directors view the business. We consider the CODM to be the Chief Executive Officer.
The amounts indicated below as "Corporate" relate to costs and assets not allocated to the reportable segments. Summary financial data by segment follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Net sales:
Drilling & Subsea	$940,807	$826,500	$659,430
Production & Infrastructure	585,495	589,204	468,701
Intersegment eliminations	(1,491)	(771)	—
Total net sales	$1,524,811	$1,414,933	$1,128,131

Operating income:
Drilling & Subsea	$155,828	$161,160	$117,927
Production & Infrastructure	86,471	97,257	77,997
Corporate	(29,431)	(20,628)	(20,237)
Total segment operating income	212,868	237,789	175,687
Intangible asset impairment	—	1,161	—
Contingent consideration	—	(4,568)	12,100
Transaction expenses	2,700	1,751	3,608
(Gain)/loss on sale of assets	614	(1,435)	(634)
Income from operations	$209,554	$240,880	$160,613

Depreciation and amortization
Drilling & Subsea	$43,971	$37,737	$30,853
Production & Infrastructure	13,952	13,163	9,845
Corporate	2,656	904	77
Total depreciation and amortization	$60,579	$51,804	$40,775

Capital expenditures
Drilling & Subsea	$40,991	$31,118	$22,774
Production & Infrastructure	10,940	13,644	13,621
Corporate	8,332	4,923	4,768
Total capital expenditures	$60,263	$49,685	$41,163
A summary of consolidated assets by reportable segment is as follows (in thousands):

	As of December 31,
	2013	2012	2011
Assets
Drilling & Subsea	$1,655,355	$1,413,944	$1,193,128
Production & Infrastructure	468,520	435,496	388,570
Corporate	44,994	43,540	25,617
Total assets	$2,168,869	$1,892,980	$1,607,315

Corporate assets include primarily deferred tax assets and deferred loan costs.
Net sales by shipping destination and long-lived assets by country were as follows (in thousands):

	Year ended December 31,
Net sales:	2013		2012		2011
	$	%	$	%	$	%
United States	$918,795	60.2%	$894,969	63.3%	$707,092	62.7%
Europe & Africa	225,381	14.8%	196,841	13.9%	162,694	14.4%
Canada	99,081	6.5%	114,197	8.1%	102,916	9.1%
Asia-Pacific	151,790	10.0%	100,938	7.1%	89,323	7.9%
Latin America	64,040	4.2%	58,420	4.1%	32,788	2.9%
Middle East	65,724	4.3%	49,568	3.5%	33,318	3.0%
Total net sales	$1,524,811	100.0%	$1,414,933	100.0%	$1,128,131	100.0%

	As of December 31,
Long-lived assets:	2013	2012	2011
United States	$970,109	$849,470	$726,098
Europe & Africa	346,017	224,093	219,195
Canada	28,839	31,956	30,582
Asia-Pacific	9,465	7,512	7,495
Middle East	3,182	3,159	3,199
Latin America	1,789	1,913	2,160
Total long-lived assets	$1,359,401	$1,118,103	$988,729

Net sales by product lines were as follows (in thousands):

	Year ended December 31,
Net sales:	2013		2012		2011
	$	%	$	%	$	%
Drilling Technologies	$462,420	30.3%	$434,240	30.7%	$372,046	33.0%
Subsea Technologies	316,418	20.8%	250,554	17.7%	220,944	19.6%
Downhole Technologies	161,970	10.6%	141,706	10.0%	66,440	5.9%
Production Equipment	251,428	16.5%	227,286	16.1%	178,110	15.8%
Valve Solutions	211,170	13.8%	210,608	14.9%	173,836	15.4%
Flow Equipment	122,896	8.1%	151,310	10.7%	116,755	10.3%
Eliminations	(1,491)	(0.1)%	(771)	(0.1)%	—	—%
Total net sales	$1,524,811	100.0%	$1,414,933	100.0%	$1,128,131	100.0%